BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1          Periods covered

These Consolidated Financial Statements encompass the following periods:

Consolidated Statement of Financial Position: As of December 31, 2018 and 2017.

Consolidated Income Statements by Function and Comprehensive Income: For the periods between January 1 and December 31, 2018, 2017 and 2016.

Consolidated Statements of Direct Cash Flows: For the periods between January 1 and December 31, 2018, 2017 and 2016.

Consolidated Statements of Changes in Equity: Balance and movements between January 1 and December 31, 2018, 2017 and 2016.

2.2          Basis of preparation

The Company’s Consolidated Financial Statements were prepared in accordance with International Financial Reporting Standards (hereinafter "IFRS") issued by the International Accounting Standards Board (hereinafter "IASB").

The consolidated financial statements are presented under the historical cost criteria, although modified by the revaluation of certain financial instruments and derivative instruments.

The Company’s 2018 local statutory consolidated financial statements in spanish were approved by the Company’s Board of Directors on February 28, 2019, with subsequent events first being considered through that date. Those local statutory consolidated financial statements consisted of consolidated statement of financial position as of December 31, 2018 and 2017 along with consolidated income statement, consolidated statement of comprehensive income, consolidated statement of changes in equity, and consolidated statement of cash flows (and related disclosures), each for the two years then ended. Those consolidated financial statements were then subsequently approved by the Company’s shareholders during its April 17, 2019 meeting.

Included in this 2018 consolidated financial statements are consolidated statement of financial position as of December 31, 2018 and 2017, along with consolidated income statement, consolidated statement of comprehensive income, consolidated statement of changes  in equity and consolidated statement of cash flows (and the related disclosures) for each of the three years ended December 31, 2018, 2017 and 2016. This three year presentation of operations, changes in equity and of cash flows is required by the rules of the United States Securities and Exchange Commission. The accompanying English language IFRS consolidated financial statements are consistent with the previously issued local statutory consolidated financial statements. This three year English language IFRS consolidated financial statements were approved for issuances by the Board of Directors during a session held on April 24, 2019, with subsequent events considered through this later date.

These Consolidated Financial Statements have been prepared, based on accounting records kept by the Embotelladora Andina S.A. (“Parent Company”) and by other entities forming part thereof.

2.3          Basis of consolidation

2.3.1       Subsidiaries

These consolidated financial statements incorporate the financial statements of the Company and the companies controlled by the Company (its subsidiaries).  Control is obtained when the Company has power over the investee, when it has exposure or is entitled to variable returns from its involvement in the investee and when it has the ability to use its power to influence the amount of investor returns. They include assets and liabilities as of December 31, 2018 and 2017, and results of operations for the periods between January 1 and December 31, 2018, 2017 and 2016, and cash flows for the periods between January 1 and December 31, 2018, 2017 and 2016. Income or losses from subsidiaries acquired or sold are included in the consolidated financial statements from the effective date of acquisition through the effective date of disposal, as applicable.

The acquisition method is used to account for the acquisition of subsidiaries. The consideration transferred for the acquisition of the subsidiary is the fair value of assets transferred, equity securities issued, liabilities incurred or assumed on the date that control is obtained. Identifiable assets acquired, and identifiable liabilities and contingencies assumed in a business combination are accounted for initially at their fair values at the acquisition date. Goodwill is initially measured as the excess of the aggregate of the consideration transferred and the fair value of non-controlling interest over the net identifiable assets acquired and liabilities assumed. If the consideration is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement. All acquisition related costs are expensed in the period incurred.

Intercompany transactions, balances, income, expenses and unrealized gains and losses on transactions between Group companies are eliminated. Accounting policies of subsidiaries are changed to ensure consistency with the policies adopted by the Company, where necessary.

The interest of non-controlling shareholders is presented in the consolidated statement of changes in equity and the consolidated statement of income by function under "Non-Controlling Interest" and “Earnings attributable to non-controlling interests", respectively.

The consolidated financial statements include all assets, liabilities, income, expenses, and cash flows after eliminating intercompany balances and transactions.

The list of subsidiaries included in the consolidation is detailed as follows:

		Holding control (percentage)
		12-31-2018			12-31-2017
Taxpayer ID	Name of the Company	Direct	Indirect	Total	Direct	Indirect	Total
59.144.140-K	Abisa Corp S.A.	—	99.99	99.99	—	99.99	99.99
Foreign	Aconcagua Investing Ltda.	0.71	99.28	99.99	0.71	99.28	99.99
96.842.970-1	Andina Bottling Investments S.A.	99.90	0.09	99.99	99.90	0.09	99.99
96.972.760-9	Andina Bottling Investments Dos S.A.	99.90	0.09	99.99	99.90	0.09	99.99
Foreign	Andina Empaques Argentina S.A.	—	99.98	99.98	—	99.98	99.98
96.836.750-1	Andina Inversiones Societarias S.A.	99.98	0.01	99.99	99.98	0.01	99.99
76.070.406-7	Embotelladora Andina Chile S.A.	99.99	—	99.99	99.99	—	99.99
Foreign	Embotelladora del Atlántico S.A.	0.92	99.07	99.99	0.92	99.07	99.99
96.705.990-0	Envases Central S.A.	59.27	—	59.27	59.27	—	59.27
96.971.280-6	Inversiones Los Andes Ltda.	99.99	—	99.99	99.99	—	99.99
Foreign	Paraguay Refrescos S.A.	0.08	97.75	97.83	0.08	97.75	97.83
76.276.604-3	Red de Transportes Comerciales Ltda.	99.90	0.09	99.99	99.90	0.09	99.99
Foreign	Rio de Janeiro Refrescos Ltda.	—	99.99	99.99	—	99.99	99.99
78.536.950-5	Servicios Multivending Ltda.	99.90	0.09	99.99	99.90	0.09	99.99
78.861.790-9	Transportes Andina Refrescos Ltda.	99.90	0.09	99.99	99.90	0.09	99.99
96.928.520-7	Transportes Polar S.A.	99.99	—	99.99	99.99	—	99.99
76.389.720-6	Vital Aguas S.A.	66.50	—	66.50	66.50	—	66.50
93.899.000-k	Vital Jugos S.A.	15.00	50.00	65.00	15.00	50.00	65.00

2.3.2       Investments accounted for under the equity method

Associates are all entities over which the Company exercises significant influence but does not have control. Investments in associates are accounted for using the equity method of accounting.

The Company’s share in profit or loss in associates subsequent to the acquisition date is recognized in the income statement.

Unrealized gains in transactions between the Company and its associates are eliminated to the extent of the Company´s interests in those associates. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment on the asset transferred. Accounting policies of the associates are changed, where necessary, to ensure conformity with the policies adopted by the Company.

2.4          Financial reporting by operating segment

IFRS 8 requires that entities disclose information on the results of operating segments. In general, this is information that Management and the Board of Directors use internally to assess performance of segments and allocate resources to them. Therefore, the following operating segments have been determined based on geographic location:

•	Chilean operations
•	Brazilian operations
•	Argentine operations
•	Paraguayan operations

2.5          Functional currency and presentation currency

2.5.1       Functional currency

Items included in the financial statements of each of the entities in the Company are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The functional currency of each of the Operations is the following:

Company	Functional currency
Andina Empaques Argentina	Argentine Peso
Embotelladora del Atlántico	Argentine Peso
Embotelladora Andina	Chilean Peso
Paraguay Refrescos	Guaraní
Rio de Janeiro Refrescos	Reales

Foreign currency transactions are translated into the functional currency using the foreign exchange rates prevailing on the dates of the transactions. Losses and gains in foreign currency resulting from the liquidation of these transactions and the translation at the closing exchange rate of monetary assets and liabilities denominated in foreign currency are recognized in the income statements under foreign exchange rate differences, except when they correspond to cash flow hedges; in which case they are presented in the statement of comprehensive income.

Functional currency in hyperinflationary economies

According to the criteria established in the International Accounting Standard No. 29 Financial information in Hyperinflationary Economies, as of July 2018, Argentina's economy is considered to be hyperinflationary. This determination was carried out on the basis of a series of qualitative and quantitative criteria, among which the presence of an accumulated inflation rate of more than 100% for three years stands out. In accordance with IAS 29, the financial statements of companies in which Embotelladora Andina S.A. participates in Argentina have been retrospectively restated by applying a general price index to the historical cost, in order to reflect the changes in the purchasing power of the Argentinean peso, as of the closing date of these financial statements.

Non-monetary assets and liabilities were re-expressed since February 2003, the last date an inflation adjustment was applied for accounting purposes in Argentina. In this context, it should be mentioned that the group made its transition to IFRS on 1 January 2004, applying the attributed cost exemption for Property, plant and equipment.

For consolidation purposes in Embotelladora Andina S.A. and as a result of the adoption of IAS 29, the results and financial situation of our subsidiaries in Argentina were converted to the closing exchange rate (AR/CLP) as of December 31, 2018, in accordance with IAS 21 "Effects of foreign currency exchange rate variations", when dealing with a hyperinflationary economy. Previously, the results of the Argentinean subsidiaries were converted to the average exchange rate of the period, as is the case for the conversion of the results of the rest of the subsidiaries operating in other countries whose economies are not considered hyperinflationary.

Whereas the functional and presentation currency of Embotelladora Andina S.A. does not correspond to that of a hyperinflationary economy, according to the guidelines set out in IAS 29, the restatement of comparative periods is not required in the consolidated financial statements of the Group.

Inflation for the periods January to December 2018 and 2017 amounted to 47.6% and 24.8%, respectively.

The first time adoption of IAS 29 resulted in a positive adjustment in the accumulated results of Embotelladora Andina S.A., for Th$79,499,736 (net of taxes) as of January 1, 2018. On the other hand, during 2018, the adoption of this standard generated earnings by the re-expression of balance sheet accounts for Th$8,516,369, which is recognized in the consolidated income statement under "Income by readjustment units". In addition, since the Argentinean economy was declared as hyperinflationary, a net loss effect was recorded for Th$15,743,592 in the fiscal year’s income, generated by inflation adjustment and translation at the closing exchange rate at December 31, 2018.

2.5.2       Presentation currency

The presentation currency is the Chilean peso, which is the functional currency of the parent company, for such purposes, the financial statements of subsidiaries are translated from the functional currency to the presentation currency as indicated below:

a.	Translation of financial statements whose functional currency does not correspond to hyperinflationary economies (Brazil and Paraguay)

Financial statements measured as indicated are translated to the presentation currency as follows:

•

The balance sheet is translated to the closing exchange rate at the balance sheet date and the income statement is translated at the average monthly exchange rates, the differences that result are recognized in equity under other comprehensive income.

•	Cash flow income statement are also translated at average exchange rates for each transaction.
•

When an account receivable from related companies is designated as hedge investment, translation differences are recorded under comprehensive income, net of deferred taxes. On disposal of the investment, such translation differences are recognized in the income statement as part of the gain or loss on the disposal of the investment.

b.	Conversion of financial statements whose functional currency corresponds to hyperinflationary economies (Argentina)

Financial statements measured in their functional currency, with inflation adjustments since they correspond to a hyperinflationary economy, are translated to the presentation currency as follows:

•	The balance sheet is translated at the closing exchange rate at the balance sheet date;
•	Results are translated at the closing exchange rate at the balance sheet date
•

When an account receivable from related companies is designated as hedge investment, translation differences are recorded under comprehensive income, net of deferred taxes. On disposal of the investment, such translation differences are recognized in the income statement as part of the gain or loss on the disposal of the investment.

c.	Comparative figures

According to the IAS, figures of previous years are not adjusted or re-expressed when the presentation currency is that of a non-hyperinflationary economy, as is the case of the Chilean peso, thus, financial statements of previous years are not amended.

2.5.3       Exchange rates and value of the UF

	Exchange rate to the Chilean Peso
	US$	R$ Brazilian	A$ Argentine	UF Unidad de	G$ Paraguayan	€
Date	dollar	Real	Peso	Fomento	Guaraní	Euro
12.31.2018	694.77	179.30	18.43	27,565.79	0.117	794.75
12.31.2017	614.75	185.84	32.96	26,798.14	0.110	739.15
12.31.2016	669.47	205.42	42.13	26,347.98	0.116	705.60

2.6          Property, plant, and equipment

Assets included in Property, plant and equipment are recognized at their historical cost or fair value on the IFRS transition date, less depreciation and cumulative impairment losses.

Historical cost of Property, plant and equipment includes expenditures that are directly attributable to the acquisition of the items less government subsidies resulting from the difference between the valuation of liabilities at fair value and the government´s preferential credit rates. Historical cost also includes revaluations and price-level restatements of opening balances (attributable cost) at January 1, 2009, in accordance with the exemptions in IFRS 1.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset only when it is probable that future economic benefits associated with the items of Property, plant and equipment will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. Repairs and maintenance are charged to the income statement in the reporting period in which they are incurred.

Land is not depreciated. Depreciation on other assets is calculated using the straight-line method to allocate their cost or revalued amounts to their residual values over their estimated useful lives.

The estimated useful lives by asset category are:

Assets	Range in years
Buildings	30	-	50
Plant and equipment	10	-	20
Warehouse installations and accessories	10	-	30
Furniture and supplies	4	-	5
Motor vehicles	5	-	7
Other Property, plant and equipment	3	-	8
Bottles and containers	2	-	8

The residual value and useful lives of assets are reviewed and adjusted at the end of each financial statement-reporting period, if appropriate.

When the value of an asset is greater than its estimated recoverable amount, the value is written down immediately to its recoverable amount.

Gains and losses on disposals of property, plant, and equipment are calculated by comparing the proceeds to the carrying amount and are charged to other expenses by function or other gains, as appropriate.

If there are items available for sale and comply with the conditions of IFRS 5 "Non-current assets held for sale and discontinued operations" are separated from Property, plant and equipment and are presented within current assets at the lower value between the book value and its fair value less selling costs.

2.7          Intangible assets and Goodwill

2.7.1       Goodwill

Goodwill represents the excess of the consideration transferred over the Company’s interest in the net fair value of the net identifiable assets of the subsidiary and the fair value of the non-controlling interest in the subsidiary on the acquisition date. Since goodwill is an intangible asset with indefinite useful life, it is recognized separately and tested annually for impairment. Goodwill is carried at cost less accumulated impairment losses.

Gains and losses on the sale of an entity include the carrying amount of goodwill related to that entity.

Goodwill is assigned to each cash generating unit (CGU) or group of cash-generating units, from where it is expected to benefit from the synergies arising from the business combination. Such CGUs or groups of CGUs represent the lowest level in the organization at which goodwill is monitored for internal management purposes.

2.7.2       Distribution rights

Distribution rights are contractual rights to produce and/or distribute products under the Coca-Cola brand and other brands in certain territories in Argentina, Brazil, Chile and Paraguay that were acquired during Business Combination.  Distribution rights are born from the process of valuation at fair value of the assets and liabilities of companies acquired in business combinations. Distribution rights have an indefinite useful life and are not amortized, as the Company believes that the agreements will be renewed indefinitely by the Coca-Cola Company with similar terms and conditions.  They are subject to impairment tests on an annual basis.

2.7.3       Software

Carrying amounts correspond to internal and external software development costs, which are capitalized once the recognition criteria in IAS 38, Intangible Assets, have been met. Software is amortized in administrative expenses in the consolidated income statement over a period of four years.

2.8          Impairments of non-financial assets

Assets that have an indefinite useful life, such as intangibles related to distribution rights and goodwill, are not amortized and are tested annually for impairment or more frequently if events or changes in circumstances indicate a potential impairment. Assets that are subject to amortization are tested for impairment whenever there is an event or change in circumstances indicating that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the carrying value of the asset exceeds its recoverable amount. The recoverable amount is the greater of an asset’s fair value less costs to sell or its value in use.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash generating units).

2.9          Financial assets

Pursuant to IFRS 9, except for certain trade accounts receivable, the Group initially measures a financial asset at its fair value plus transaction costs, in the case of a financial asset that is not at fair value, reflecting changes in P&L.

According to IFRS 9, financial assets are subsequently measured at fair value with changes in P&L (FVPL), amortized cost or fair value through other comprehensive income (FVOCI). The classification is based on two criteria: The Group's business model for managing assets; and if the contractual cash flows of financial instruments represent "solely payments of principal and interest” on the outstanding principal amount (the “SPPI criterion”).

The new classification and measurement of the Group's financial assets is as follows:

•

Financial asset at amortized cost for financial instruments that are maintained within a business model with the objective of maintaining the financial assets to collect contractual cash flows that meet the SPPI criterion. This category includes the Group’s trade and other accounts receivable.

•

Financial assets measured at fair value with changes in other comprehensive income (FVOCI), with gains or losses recognized in P&L at the time of liquidation. Financial assets in this category correspond to the Group's instruments that meet the SPPI criterion and are kept within a business model both to collect cash flows and to sell.

Other financial assets are classified and subsequently measures as follows:

•

Equity instruments at fair value with changes in other comprehensive income (FVOCI) without recognizing earnings or losses in P&L at the time of liquidation. This category only includes equity instruments that the Group intends to keep in the foreseeable future and that the Group has irrevocably chosen to classify in this category in the initial recognition or transition.

•

Financial assets at fair value with changes in P&L (FVPL) include derivative instruments and equity instruments quoted that the Group had not irrevocably chosen to classify at FVOCI in the initial recognition or transition. This category also includes debt instruments whose cash flow characteristics do not comply with the SPPI criterion or are not kept within a business model whose objective is to recognize contractual cash flows or sale.

The Group’s financial liabilities accounting, to a large extent continues to be same as the one set forth in IAS 39. Similar to the requirements of IAS 39, IFRS 9 requires that assets for contingent services be treated as financial instruments measured at fair value, with changes in fair value recognized in P&L.

Pursuant to IFRS 9, implicit derivatives are no longer separated from a principal financial asset. Financial assets, however, are classified according to contractual terms and the Group’s business model.

2.10        Derivatives financial instruments and hedging activities

The Company and its subsidiaries use derivative financial instruments to mitigate risks relating to changes in foreign currency and exchange rates associated with raw materials, and loan obligations.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

2.10.1     Derivative financial instruments designated as cash flow hedges

At the inception of the transaction, the group documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated income statement within "other gains (losses)”.

Amounts accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss (for example, when foreign currency denominated financial liabilities are translated into their functional currencies). The gain or loss relating to the effective portion of cross currency swaps hedging the effects of changes in foreign exchange rates are recognized in the consolidated income statement within "foreign exchange differences.” When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in the consolidated income statement.

2.10.2     Derivative financial instruments not designated for hedging

The fair value of derivative financial instruments that do not qualify for hedge accounting pursuant to IFRS are immediately recognized in the consolidated income statement under "Other income and losses".  The fair value of these derivatives is recorded under "other current financial assets" or "other current financial liabilities" in the statement of financial position.”

The Company does not use hedge accounting for its foreign investments.

The Company also evaluates the existence of derivatives implicitly in contracts and financial instruments as stipulated by IFRS 9 and classifies them pursuant to their contractual terms and the business model of the group. As of December 31, 2018 and  2017, the Company had no implicit derivatives.

Fair value hierarchy

The Company maintains assets related to foreign currency derivative contracts which were classified as Other current and non-current financial assets and Other current and non-current financial liabilities, respectively, and are accounted at fair value within the statement of financial position. The Company uses the following hierarchy to determine and disclose the fair value of financial instruments with assessment techniques:

Level 1:	Quoted (unadjusted) prices in active markets for identical assets or liabilities.
Level 2:	Inputs other than quoted prices included in Level 1 that are observable for the assets and liabilities, either directly (that is, as prices) or indirectly (that is, derived from prices).
Level 3:	Inputs for the assets or liabilities that are not based on observable market data information.

During the reporting periods there were no transfers of items between fair value measurement categories. All of which were valued during the period using Level 2.

2.11        Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the weighted average cost method. The cost of finished goods and work in progress includes raw materials, direct labor, other direct costs and manufacturing overhead (based on operating capacity) to bring the goods to marketable condition, but it excludes interest expense. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. Spare parts and production materials are stated at the lower of cost or net realizable value.

Estimates are also made for obsolescence of raw materials and finished products based on turnover and age of the related goods.

2.12        Trade receivables

Trade accounts receivables and other accounts receivable are recognized initially at fair value and subsequently measured at amortized cost less an allowance for expected credit losses, given their short-term nature. An allowance for expected credit losses is made when there is objective evidence that the Company may not be able to collect the full amount according to the original terms of the receivable. The carrying amount of the asset is reduced by the allowance for expected credit losses amount and the loss is recognized in administrative expenses in the consolidated income statement by function.

2.13        Cash and cash equivalents

Cash and cash equivalents include cash on hand, bank balances, time deposits and other short-term highly liquid and low risk of change in value investments and mutual funds with original short-term maturities equal to or less than three months.

2.14        Other financial liabilities

Resources obtained from financial institutions as well as the issuance of debt securities are initially recognized at fair value, net of costs incurred during the transaction. Then, liabilities are valued by accruing interests in order to equal the current value with the future value of liabilities payable, using the effective interest rate method.

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualified assets, considered as those that require a substantial period of time in order to get ready for their forecasted use or sale, are added to the cost of those assets until the period in which the assets are substantially ready to be used or sold.

2.15        Income tax

The Company and its subsidiaries in Chile account for income tax according to the net taxable income calculated based on the rules in the Income Tax Law. Subsidiaries in other countries account for income taxes according to the tax regulations of the country in which they operate.

Deferred income taxes are calculated using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements, using the tax rates that have been enacted or substantively enacted on the balance sheet date and are expected to apply when the deferred income tax asset is realized, or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized.

The Company does not recognize deferred income taxes for temporary differences from investments in subsidiaries in which the Company can control the timing of the reversal of the temporary differences and it is probable that they will not be reversed in the near future.

2.16        Employee benefits

The Company has a provision to cover indemnities for years of service that will be paid to employees in accordance with individual and collective agreements subscribed with employees, which is recorded at actuarial value in accordance with IAS 19.

Results from updated of actuarial variables are recorded within other comprehensive income in accordance with IAS 19.

Additionally, the Company has retention plans for some officers, which have a provision pursuant to the guidelines of each plan. These plans grant the right to certain officers to receive a cash payment on a certain date once they have fulfilled with the required years of service.

The Company and its subsidiaries have recorded a provision to account for the cost of vacations and other employee benefits on an accrual basis. These liabilities are recorded under current non-financial liabilities.

2.17        Provisions

Provisions for litigation and other contingencies are recognized when the Company has a present legal or constructive obligation as a result of past event, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation.

2.18        Leases

a)    Operating leases

Operating lease payments are recognized as an expense on a straight-line basis over the term of the lease.

b)    Finance leases

Leases of Property, plant and equipment where the Company has substantially all the risks and rewards of ownership are classified as finance leases that are capitalized at the inception of the lease of the item of Property, plant and equipment at the lower of the fair value of the leased assets and the present value of the minimum lease payments.

Each lease payment is allocated between the liability and finance charges. The interest element is charged to the income statement over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

2.19        Deposits for returnable containers

This liability comprises cash collateral, or deposit, received from customers for bottles and other returnable containers made available to them.

This liability pertains to the deposit amount that is reimbursed when the customer or distributor returns the bottles and containers in good condition, together with the original invoice. The liability is estimated based on the number of bottles given to clients and distributors, the estimated number of bottles in circulation, and a historical average weighted value per bottle or containers.

Deposits for returnable containers are presented as a current liability in other financial liabilities because the Company does not have legal rights to defer settlement for a period in excess of one year. However, the Company does not anticipate any material cash settlements for such amounts during the upcoming year.

2.20        Revenue recognition

Pursuant to IFRS 15, adopted by the Company for its consolidated financial statements as of the effective date January 1, 2018, the only performance obligation identified by the Company is the sale of finished products, which also incorporate the sale of the service of deliver the product to the final customer. The performance obligation is satisfied with the physical delivery of products to customers and no kind of contract exists granting additional rights to clients that can be unilaterally enforced.

Revenues from regular activities include fair value of the consideration received or to be received for goods sold during the regular course of the Company’s activities. These revenues are transferred and are presented net of VAT, reimbursements, deductions and discounts.

The Company recognizes said Revenues when they can be reliably valued, and when it is probable that the future economic benefits will flow to the Company.

For previous periods, the Company applied the revenue recognition policy based on the requirements of IAS 18.

2.21        Contributions of The Coca-Cola Company

The Company receives certain discretionary contributions from The Coca-Cola Company (TCCC) mainly related to the financing of advertising and promotional programs for its products in the territories where the Company has distribution licenses. The contribution received from TCCC are recognized in net income after the conditions agreed with TCCC in order to become a creditor to such incentive have been fulfilled, they are recorded as a reduction in the marketing expenses included in the Administration Expenses account. Given its discretionary nature, the portion of contributions received in one period does not imply it will be repeated in the following period.

2.22        Dividend payments

Dividend distribution to Company shareholders is recorded as a liability in the Company’s Consolidated Financial Statements, considering the 30% minimum dividend of the period’s earnings established by Chilean Corporate Law.

2.23        Critical accounting estimates and judgments

The Company makes estimates and judgments concerning the future. Actual results may differ from previously estimated amounts. The estimates and judgments that might have a material impact on future financial statements.

2.23.1     Impairment of goodwill and intangible assets with indefinite useful lives

The Company test annually whether goodwill and intangible assets with indefinite useful life (such as distribution rights) have suffered any impairment. The recoverable amounts of cash generating units are generating units are determined based on value in use calculations. The key variables used in the calculations include sales volumes and prices, discount rates, marketing expenses and other economic factors including inflation.  The estimation of these variables requires a use of estimates and judgments as they are subject to inherent uncertainties; however, the assumptions are consistent with the Company’s internal planning end past results. Therefore, management evaluates, and updates estimates according to the conditions affecting the variables.  If these assets are considered to have been impaired, they will be written off at their estimated fair value or future recovery value according to the discounted cash flows analysis. Discounted cash flows in the Company's cash generating units in Chile, Brazil, Argentina and Paraguay generated a higher value than the carrying values of the respective net assets, including goodwill of the Brazilian, Argentinian and Paraguayan subsidiaries.

2.23.2     Fair Value of Assets and Liabilities

IFRS requires in certain cases that assets and liabilities be recorded at their fair value. Fair value is the price that would be received for selling an asset or paid to transfer a liability in a transaction ordered between market participants at the date of measurement.

The basis for measuring assets and liabilities at fair value are their current prices in an active market. For those that are not traded in an active market, the Company determines fair value based on the best information available by using valuation techniques.

In the case of the valuation of intangibles recognized as a result of acquisitions from business combinations, the Company estimates the fair value based on the "multi-period excess earning method", which involves the estimation of future cash flows generated by the intangible assets, adjusted by cash flows that do not come from these, but from other assets. The Company also applies estimations over the period during which the intangible assets will generate cash flows, cash flows from other assets, and a discount rate.

Other assets acquired, and liabilities assumed in a business combination are carried at fair value using valuation methods that are considered appropriate under the circumstances. Assumptions include the depreciated cost of recovery and recent transaction values for comparable assets, among others. These valuation techniques require certain inputs to be estimated, including the estimation of future cash flows.

2.23.3     Allowances for expected credit losses

The Company evaluates the collectability of trade receivables using several factors. When the Company becomes aware of a specific inability of a customer to fulfill its financial commitments, a specific allowance for expected credit losses is estimated and recorded, which reduces the recognized receivable to the amount that the Company estimates to be able to collect. In addition to specific provisions, allowances for expected credit losses are also determined based on the restated valued of expected credit losses pursuant to IFRS 9.

2.23.4     Useful life, residual value and impairment of property, plant, and equipment

Property, plant, and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful life of those assets. Changes in circumstances, such as technological advances, changes to the Company’s business model, or changes in its capital strategy might modify the effective useful lives as compared to our estimates. Whenever the Company determines that the useful life of Property, plant and equipment might be shortened, it depreciates the excess between the net book value and the estimated recoverable amount according to the revised remaining useful life. Factors such as changes in the planned usage of manufacturing equipment, dispensers, transportation equipment and  computer software could make the useful lives of assets shorter. The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of any of those assets may not be recovered. The estimate of future cash flows is based, among other factors, on certain assumptions about the expected operating profits in the future. The Company’s estimation of discounted cash flows may differ from actual cash flows because of, among other reasons, technological changes, economic conditions, changes in the business model, or changes in operating profit. If the sum of the projected discounted cash flows (excluding interest) is less than the carrying amount of the asset, the asset shall be written-off  to its estimated recoverable value.

2.23.5     Liabilities for deposits of returnable container

The Company records a liability for deposits received in exchange for bottles and containers provided to its customers and distributors. This liability represents the amount of deposits that must be reimbursed if the customer or distributor returns the bottles and containers in good condition, together with the original invoice. This liability is estimated based on the number of bottles given on loan to customers and distributors, estimates of bottles in circulation and the weighted average historical cost per bottle or container. Management makes several assumptions in order to estimate this liability, including the number of bottles in circulation, the amount of deposit that must be reimbursed and the timing of disbursements.

2.24.1     New accounting standards (Standards, Interpretations and Amendments) effective application for annual periods beginning on or after January 1, 2018.

Standards and interpretations, as well as the improvements and amendments to IFRS, which have been issued, effective at the date of these financial statements, are detailed below. The Company has applied these rules concluding that they will not significantly affect the financial statements.

Mandatory
Application
	Standards, Interpretations and Amendments	Date
IFRS 9	Financial Instruments	January 1, 2018
IFRS 15	Revenue from Contracts with Customers	January 1, 2018
IFRIC 22	Foreign Currency Transactions and Advanced Considerations	January 1, 2018
IAS 28	Investments in Associates and Joint Ventures-decision to measure participation in associates and joint ventures at fair value with changes in results	January 1, 2018

IFRS 9 “Financial Instruments”

The final version of IFRS 9 Financial Instruments was issued in July 2014, incorporating all the phases of the IASB project to replace IAS 39 Financial Instruments: Recognition and Measurement for the annual periods beginning on or after January 1, 2018, this standard includes new requirements based on classification, measurement, impairment and hedge accounting principles, it introduces a “more prospective” model for expected credit losses for impairment accounting and a significantly reformed focus for hedge accounting. The adoption of IFRS 9 has not had a significant effect on the accounting policies of the Company in terms of classification and measurement of financial assets and related profit or loss accounts.

For classification, measurement and accounting for hedges, no significant changes were determined. Therefore, no significant adjustments from the adoption of IFRS 9 were recognized in the Consolidated Financial Statements of the Company in relation to the classification, measurement and accounting for hedges.

In relation to the analysis carried out by the Company to determine the impact of the new expected credit loss model of financial assets to calculate the provisions that should be registered. as of January 1, 2018, the effect of adopting the standard within the retained earnings was not significant because most of the accounts receivable are characterized by recovering in the short term, which results in estimates of expected credit loss that approximates the previous provisions for doubtful accounts under IAS 39.

IFRS 15 “Revenue from Contracts with Customers”

IFRS 15 Revenue from Contracts with Customers, is a joint project with FASB to eliminate differences upon revenue recognition between IFRS and US GAAP, which was issued in May 2014, it is applicable to all customer contracts, it replaces IAS 11 construction contracts, IAS 18 revenues and related interpretations, and applies to all revenues arising from customer contracts, unless such contracts are within the scope of other standards. The new standard establishes a five-step model for accounting for revenues from contracts with customers, this model will facilitate the comparability of companies from different industries and regions. According to IFRS 15, revenues are recognized in an amount that reflects the consideration to which the entity expects to be entitled in exchange for transfer of control of goods or the provision of services to a customer.

The standard requires that the entities apply more judgment, taking into consideration all relevant facts and circumstances when applying each step of the model to the contracts with its customers. The standard also specifies the accounting for incremental costs arising from obtaining a contract and the costs directly related to the fulfillment of a contract.

With regards to the reporting segment of Embotelladora Andina, revenue channels are mainly related to the sale of finished product and the delivery of promotional products, which are currently being recognized in the statement of income when the Company transfers these products to the customers. These revenue channels are supported by contracts with different retailers through traditional and modern channels, in which prices with such customers are constantly negotiated due to the high turnover of the Company's products and in order to remain competitive in the market.

For the transition, the Company applied the modified retrospective method by determining the cumulative effect as of the date of the standard adoption on the consolidated financial information for the years ended December 31, 2017 and prior periods. In this manner, the prior periods financial statements were not restated, concluding the impacts of adoption did not have a significant impact on the Company's Consolidated Financial Statements.

IFRIC Interpretation 22 “Foreign Currency Transactions and Advanced Considerations”

The Interpretation addresses the way to determine the date of the transaction in order to establish the exchange rate to be used on the initial recognition of the related asset, expense or income (or the corresponding part of these) in the de-recognition of accounts of a non-monetary asset or liability arising from a payment or collection of advanced consideration in foreign currency, for this purpose the date of the transaction corresponds to the moment in which an entity initially recognizes the non-monetary asset or liability arising from the payment or collection of the advanced consideration.  If there are multiple advanced payments or collections, the entity shall determine a transaction date for each advanced consideration payment or collection.

The adoption of the aforementioned standards, amendments and interpretations did not have a significant impact on the Company’s Consolidated Financial Statements.

IAS 28 “Investments in associates and joint ventures - decision to measure participation in associates and joint ventures at fair value with changes in results”

The amendment clarifies that an entity that is a venture capital organization, or another qualifying entity, can choose in the initial recognition to assess its investments in associates and joint ventures at fair value with changes in results. If an entity that is not itself an investment entity has an interest in an associate or joint venture that is an investment entity, it may choose to keep the measurement at fair value applied by its associate. The amendment must be applied retrospectively.

The adoption of the aforementioned standards, amendments and interpretations did not have a significant impact on the Company’s Consolidated Financial Statements.

2.24.2 New accounting standards (Standards, Interpretations and Amendments) effective application for annual periods beginning on or after January 1, 2019.

Standards and interpretations, as well as the improvements and amendments to IFRS, which have been issued, but are still not effective at the date of these financial statements, are detailed below. The Company has not performed an early application of these rules:

	New Standards	Mandatory application date
IFRS 16	Leases	January 1, 2019
IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2019
Conceptual Framework	Revised Conceptual Framework	January 1, 2020

IFRS 16 “Leases”

In January 2016, the IASB issued IFRS 16 Leases.

IFRS 16 sets the definition of a lease agreement and specifies the accounting treatment of assets and liabilities arising from these contracts from the point of view of the lessor and lessee. The new standard does not differ significantly from the preceding standard, IAS 17 Leases, regarding accounting treatment from the point of view of the lessor. However, from the point of view of the lessee, the new standard requires the recognition of assets and liabilities for most of leasing contracts. IFRS 16 will be mandatory for annual periods beginning after January 1, 2019. Early application is permitted if adopted together with IFRS 15 Revenue from Contracts with Customers.

The Company has assessed the impacts of the implementation of the new standard and has estimated an increase of its assets by approximately 1.0%, and an increase of its liabilities of approximately 1.6%. The impact of the adoption will generate a reduction of equity of approximately 0.6%.

IFRIC 23 “Uncertainty over Income Tax Treatments”

In June 2017, the IASB issued IFRIC Interpretation 23, clarifying the application of recognition and measurement criteria required by IAS 12 Income Taxes when there is uncertainty about the tax treatments. This interpretation shall be applied for annual periods beginning after January 1, 2019.

The Company has yet to complete its evaluation of whether this interpretation will have a significant impact on the consolidated financial statements.

Revised Conceptual Framework

The IASB issued a Revised Conceptual Framework in March 2018, incorporating some new concepts, providing updated definitions and recognition criterion for assets and liabilities and clarifying some important concepts.

Changes in the Conceptual Framework may affect the application of IFRS when no standard applies to a given transaction or event. The Revised Conceptual Framework becomes effective for periods ending on or after January 1, 2020.

The Company will assess the impact of these new definitions.

	Amendments and Improvements	Mandatory application date
IFRS 3	Business Combinations	January 1, 2019
IFRS 9	Financial Instruments	January 1, 2019
IFRS 11	Joint Arrangements	January 1, 2019
IAS 12	Income Taxes	January 1, 2019
IAS 23	Borrowing Costs	January 1, 2019
IAS 28	Investments in Associates	January 1, 2019
IAS 19	Employee Benefits-Amendment, reduction or liquidation of the plan	January 1, 2019
IFRS 10 and IAS 28	Consolidated Financial Statements-sale or contribution of assets between an investor and its associate or joint venture	To be defined

IFRS 3 “Business Combinations”

The amendments clarify that when an entity gets control of an entity that is a joint venture, the requirements for a phased business combination are applicable, including the interests previously held on the assets and liabilities of a joint venture presented at fair value. The amendments must apply to business combinations made after January 1, 2019. Early application is allowed.

The entity will perform an assessment of the impact of the improvement once it becomes effective.

IFRS 9 “Financial Instruments – Payments with negative compensation”

A debt instrument can be measured at amortized cost, cost or at fair value through another comprehensive result, provided that the contractual cash flows are only principal and interest payments on the outstanding principal capital and the instrument is carried out within the business model for that classification. Amendments to IFRS 9 aim to clarify that a financial asset meets the criterion of only principal plus interest payments regardless of the event or circumstance that causes the anticipated termination of the contract or of which party pays or receives reasonable compensation for early termination of the contract.

Amendments to IFRS 9 shall apply when prepayment is approximate to unpaid capital and interest amounts in such a way as to reflect the change in reference interest rate. This implies that prepayments at fair value or for an amount including the fair value of the cost of an associated hedging instrument will normally satisfy the criterion only principal payments plus interest only if other elements of the change in fair value, such as the effects of credit risk or liquidity are not representative. Application begins January 1, 2019 and will be retrospectively performed with early adoption allowed.

The Company will assess the impact of the amendment once it becomes effective.

IFRS 11 “Joint Arrangements”

The amendment affects joint arrangements on interests previously held in a joint operation. A participating party, but that does not have the joint control of a joint operation could gain control if the joint operation activity constitutes a business as defined by IFRS 3. The amendments clarify that the interests previously maintained in that joint operation are not re-measured at the time of the operation. The amendments shall apply to transactions in which the joint control is acquired after January 1, 2019. Early application is allowed.

The Company will assess the impact of the amendment once it becomes effective.

IAS 12 “Income Taxes”

The amendments clarify that the income tax on dividends generated by financial instruments classified as equity are more directly linked to past transactions or events that generated distribution of profits than distribution to the owners. Therefore, an entity recognizes income tax on dividends in results, other comprehensive income or equity, according to where the entity originally recognized those transactions or past events. The amendments shall apply to dividends recognized after January 1, 2019.

The Company will assess the impact of the amendment once it becomes effective.

IAS 23 “Borrowing Costs”

The amendments clarify that an entity treats any indebtedness originally made to develop a qualified asset as a general loan when substantially all the activities necessary to culminate that asset for use or sale are complete. Amendments should be applied beginning January 1, 2019.

The Company will assess the impact of the amendment once it becomes effective.

IAS 28 Investments in Associates

The amendments clarify that an entity applies IFRS 9 Financial Instruments for long-term investments in associates or joint ventures for those investments that do not apply the equity method but which, in substance, is part of the net investment in the associate or joint venture. This clarification is relevant because it implies that the expected credit loss model, described in IFRS 9, applies to these long-term interests. Entities should apply the amendments retrospectively, with certain exceptions, and shall become effective beginning January 1, 2019. Early application is allowed.

The Company will assess the impact of the amendment once it becomes effective.

IAS 19 Employee Benefits – Amendment, reduction or liquidation of the plan

Amendments to IAS 19 address accounting when the plan is amended, reduced or liquidated during a reporting period.

The amendments specify that when a plan has been amended, reduced or liquidated during the annual reporting period, the entity must:

•

Determine the current cost of services for the remainder of the period following the amendment, reduction or liquidation of the plan, using the actuarial assumptions used to re-measure the liability (asset) for net defined benefits, reflecting the benefits offered under the plan and the assets of the plan after that event.

•

Determine the net interest for the remainder of the period after the amendment, reduction or liquidation of the plan using: net liabilities (assets), for defined benefits that reflect the benefits offered under the plan and the assets of the plan after that event; and the discount rate used to re-measure net liabilities (assets) for defined benefits.

The amendments clarify that an entity first determines any past service costs, or a gain or loss in liquidation, without considering the asset ceiling effect. This amount is recognized under income. An entity then determines the asset ceiling effect after the plan is amended, reduced, or liquidated. Any change in that effect, excluding the amounts included in net interest, is recognized under other comprehensive income.

This clarification states that entities may have to recognize a past service cost, or a result in liquidation that reduces a surplus that was not recognized before. Changes to the asset ceiling effect are not offset by those amounts.

The amendments apply to amendments, reductions or liquidations of the plan occurring at or after the commencement of the first annual reporting period beginning on or after January 1, 2019. Early application is permitted, which must be disclosed.

The entity will evaluate the impact of the amendment once it becomes effective.

IFRS 3 Business Combinations – Defining business

The IASB issued amendments regarding the definition of a business in IFRS 3 Business Combinations, to help entities determine whether an acquired set of activities and assets is a business or not. The IASB clarifies the minimum requirements for defining a business, eliminates the assessment as to whether market participants are able to replace any missing items, includes guidance to help entities evaluate whether a process acquired is substantial, reduces the definitions of a business and products and introduces an optional fair value concentration test.

The amendments must apply to business combinations or asset acquisitions occurring on or after the commencement of the first annual reporting period commencing on or after January 1, 2020. Consequently, entities do not have to revise those transactions that occurred in previous periods. Early adoption is permitted and must be disclosed.

Given that amendments are prospectively applied to transactions or other events occurring on or after the date of first application, most entities will probably not be affected by these amendments in the transition. However, those entities that consider acquiring a set of activities and assets after applying the amendments must first of all update their accounting policies in a timely manner.

The amendments could also be relevant in other areas of IFRS (for example, that may be relevant when a controller loses control of a subsidiary and has early adopted the sale or contribution of assets between an investor and its associate or business combination) (Amendments to IFRS 10 and IAS 28).

The entity will carry out an assessment of the impact of the amendment once it becomes effective.

IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors- Definition of material

In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, to align the definition of "material" in all standards and to clarify certain aspects of the definition. The new definition states that information is material if omitting it, erroneously declaring it, or hiding it could reasonably be expected to influence decisions that primary users of general-purpose financial statements take based on those financial statements, which provide financial information about a specific reporting entity.

The amendments must be applied prospectively. Early adoption is permitted and must be disclosed.

Although amendments to the definition of material are not expected to have a significant impact on an entity's financial statements, the introduction of the term "hide" in the definition could impact the way in which materiality judgments are made in the practice, elevating the importance of how information is communicated and organized in the financial statements.

The entity will carry out an assessment of the impact of the amendment once it becomes effective.

IFRS 10 Consolidated Financial Statements and IAS 28 Investment in Associates and Joint Ventures – sale or contribution of assets between an investor and its associate or joint venture

The amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures (2011) address a recognized inconsistency between the requirements of 10 IFRS and IAS 28 (2011) in the treatment of the contribution or sale of assets between an investor and the associate or joint venture. Amendments, issued in September of 2014, established that when the transaction involves a business (both in a subsidiary or not) it recognizes all profit or loss generated. A partial gain or loss is recognized when the transaction involves assets that do not constitute a business, even when the assets are in a subsidiary. The date of mandatory application of these amendments is to be determined since IASB is waiting for the results of its research project on accounting using the equity method. These amendments must be applied retrospectively, and early adoption is permitted, which must be disclosed.

The Company will assess the impact of the amendment once it becomes effective.